Pension and Other Postretirement Benefits - Narrative (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) plan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation plan, payment term, option one		10 years
Deferred compensation plan, payment term, option two		15 years
Deferred compensation plan, payment term, option three		20 years
Future estimated funding amount		$ 59,000,000
Pension funding during period		102,000,000
Multiemployer plan, special surcharges		$ 0
Multiemployer pension plans, number of critical plans | plan		6
Southwest Gas Corporation
Defined Benefit Plan Disclosure [Line Items]
EIP, percent of compensation deferred with match		50.00%
EIP, employer matching contribution, percent of match		3.50%
Employee investment plan cost		$ 6,100,000	$ 5,900,000	$ 5,700,000
Deferred compensation plan, maximum percentage of salary deferral		100.00%
Deferred compensation plan, matching percentage		3.50%
Deferred Compensation Plan, percent of amount deferred with match		50.00%
Period of additional option to receive payment		5 years
Deferred compensation, percentage of multiple interest rate		150.00%
Increments of change to the discount rate		0.25%
Increase (decrease) of discount rate		0.25%	0.75%
Increase in weighted-average rate of compensation		0.25%
Defined contribution plans, employer contribution amount	$ 50,000,000
Centuri
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation plan, maximum percentage of salary deferral		80.00%
Deferred compensation plan, matching percentage		5.00%
Defined contribution plans, employer contribution amount		$ 9,000,000	$ 9,000,000	8,000,000
Deferred compensation plan, percentage of contributions with matching		100.00%
Deferred compensation plan, vesting percentage of deferral		100.00%
Multiemployer plan, contributions by employer		$ 57,400,000	$ 44,300,000	$ 41,300,000
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Future estimated funding amount		$ 56,000,000
PBOP | Maximum
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption		6.00%
PBOP | Minimum
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption		4.50%